Annual Fund Operating Expenses - Retail - Vanguard Consumer Discretionary Index Fund - Admiral Shares	Dec. 22, 2020
Operating Expenses:
Management Fees	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.10%